REVENUE RECOGNITION (Tables) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of disaggregation of revenue

	Successor		Predecessor
	Three months ended March 31, 2021	January 16, 2020 through March 31, 2020	January 1, 2020 through January 15, 2020
Revenue:
Charging revenue, retail	$1,802,664	$1,339,464	$283,429
Charging revenue, OEM	332,338	375,331	80,399
Charging revenue, commercial	490,907	332,451	64,542
Network revenue, OEM	532,433	60,370	9,178
Ancillary revenue	403,502	218,697	99,105
Regulatory credit sales	568,651	—	990,036
Total revenue	$4,130,495	$2,326,313	$1,526,689

	Successor	Predecessor
	January 16, 2020 through December 31, 2020	January 1, 2020 through January 15, 2020	Year-ended December 31, 2019
Revenue:
Charging revenue – retail	$5,582,931	$283,429	$6,073,029
Charging revenue – OEM	1,312,646	80,399	3,511,402
Charging revenue – commercial	1,596,391	64,542	2,649,619
Non Charging revenue – OEM	552,210	9,178	—
Ancillary revenue	1,758,435	99,105	1,843,514
Regulatory credits	2,246,396	990,036	3,444,600
Total revenue	$13,049,009	$1,526,689	$17,522,164

Schedule of contract assets and liabilities from contracts with customers

The following table provides information about contract assets and liabilities from contracts with customers:

	March 31,	December 31,
	2021	2020
Contract assets	$17,450	$632,095
Contract liabilities	31,733,888	12,028,182

	December 31, 2020	December 31, 2019
Contract assets	$632,095	$278,520
Contract liabilities	12,028,182	9,137,395

Summary of activity for contract liabilities recognized

The following table provides the activity for the contract liabilities recognized during the respective periods:

	Successor		Predecessor
	Three months	January 16, 2020	January 1, 2020
	ended March 31,	through December 31,	through January 15,
	2021	2020	2020
Beginning balance	$12,028,182	$9,091,031	$9,137,395
Additions	21,199,952	5,825,187	65,412
Recognized in revenue	(1,389,435)	(2,285,007)	(106,113)
Marketing activities	(104,811)	(603,029)	(5,663)
Ending balance	$31,733,888	$12,028,182	$9,091,031

Contract liabilities
As at December 31, 2018	$2,894,905
Additions	9,600,725
Recognized in revenue	(3,311,314)
Marketing activities	(46,921)
As at December 31, 2019	9,137,395
Additions	65,412
Recognized in revenue	(106,113)
Marketing activities	(5,663)
As at January 15, 2020	9,091,031
Additions	5,825,187
Recognized in revenue	(2,285,007)
Marketing activities	(603,029)
As at December 31, 2020	$12,028,182
Deferred revenue, non-current	2,732,257
Deferred revenue, current	1,653,042
Customer deposits – contract liabilities	7,642,883
Customer deposits – non-contract liabilities	17,495

Schedule of anticipated deferred revenue recognized

For the Year Ending
2021	$1,653,042
2022	1,022,314
2023	1,013,565
2024	671,162
2025	25,216
$4,385,299